Supplementary Financial Statements Information (Convertible Notes) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle	$ 200,000	$ 200,000
Unamortized issuance costs	(1,528)	(2,075)
Net carrying amount	$ 198,472	$ 197,925